SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF COMPUTATION OF BASIC AND DILUTED LOSSES PER SHARE

Loss per share is based upon the weighted average shares of common stock outstanding.

	For the three months ending June 30, 2026	For the three months ending June 30, 2025	For the six months ending June 30, 2026	For the six months ending June 30, 2025
Loss available for common shareholder	$(138,371)	$(156,039)	(258,617)	(211,173)
Basic and fully diluted loss per share	$(0)	$(0)	(0)	(0)
Weighted average common shares outstanding - basic and diluted	1,972,126,307	1,884,930,584	1,930,340,298	1,884,930,584

The following table represents the computation of basic and diluted losses per share:

	For the year ended	For the year ended
	December 31, 2025	December 31, 2024
Net loss available for common shareholders	$(251,410)	$(179,579)
Basic and fully diluted loss per share	-	-

Weighted average common shares outstanding - basic and diluted	1,884,930,584	1,884,930,584